                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31-Mar-99
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one):     / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mark Siegel
                 ---------------------------------
   Address:      1801 Century Park East Suite 1111
                 ---------------------------------
                 Los Angeles, CA 90067
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-4186
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark S. Siegel
         -------------------------------
Title:   President
         -------------------------------
Phone:   (310) 843-0050
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Mark S. Siegel                 Los Angeles, CA     May 10, 1999
-------------------------------    -----------------   -------------
Mark S. Siegel                       [City, State]       [Date]

Report Type (Check only one):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

                                                   REMY INVESTORS AND CONSULTANTS
                                                     FORM 13F INFORMATION TABLE

   COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4    COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
---------------- ---------------- --------- ------------- ------------ ------------------- --------- -----------------------
                                                VALUE      SHRS OF     (a) SOLE  INVSTMNT   OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT               DSCRETN   MANAGERS   SOLE    SHARED    NONE
---------------- ----------------    --------- ------------- --------- --------  --------- --------- -------- -------- -----
UTI ENERGY CORP. CLASS A COMMON   903387108   37,344      3,514,762     X                           X
---------------------------------------------------------------------------------------------------------------------
VARIFLEX, INC.   CLASS A COMMON   922242102    7,708      1,666,667     X                           X
---------------------------------------------------------------------------------------------------------------------
VIACOM, INC.     CLASS B COMMON   925524308   42,144        502,090     X                           X
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------



[Repeat as necessary]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $              87,196
                                                           --------------------
                                                                        (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]